Average Annual Total Returns - Growth Fund	Growth Fund 1 YR	Growth Fund 5 YR	Growth Fund 10 YR	Growth Fund Returns after taxes on distributions 1 YR	Growth Fund Returns after taxes on distributions 5 YR	Growth Fund Returns after taxes on distributions 10 YR	Growth Fund Returns after taxes on distributions and sale of fund shares 1 YR	Growth Fund Returns after taxes on distributions and sale of fund shares 5 YR	Growth Fund Returns after taxes on distributions and sale of fund shares 10 YR	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) 1 YR	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) 5 YR	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) 10 YR
Total	38.65%	21.17%	17.73%	36.97%	19.47%	16.09%	23.80%	16.81%	14.48%	38.49%	21.00%	17.21%